Fair Value Measurements (Changes in Level 3 Instruments) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash Accruals Not Included In Schedule Assets Measured For Fair Value On Recurring Basis	$ 14	$ 14	$ 10	$ 10
Level 3 | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	4,042		4,175
Net realized/unrealized gains (losses) included in earnings	(8)		(21)
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	63		86
Purchases	60		95
Sales	(5)		(106)
Settlements	(8)		(46)
Transfers into Level 3	(11)		0
Transfers out of Level 3	(275)		0
Changes in Level 3, ending balance	3,859	4,042	4,183	4,175
Net change in unrealized gains (losses) relating to instruments still held	4		(32)
Level 3 | Recurring | Derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	88		29
Net realized/unrealized gains (losses) included in earnings	4		6
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	0		0
Purchases	0		1
Sales	0		0
Settlements	1		(2)
Transfers into Level 3	(11)		0
Transfers out of Level 3	(1)		0
Changes in Level 3, ending balance	82	88	33	29
Net change in unrealized gains (losses) relating to instruments still held	4		6
Level 3 | Recurring | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	259		277
Net realized/unrealized gains (losses) included in earnings	0		(38)
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	0		0
Purchases	0		0
Sales	0		(14)
Settlements	0		0
Transfers into Level 3	0		0
Transfers out of Level 3	(259)		0
Changes in Level 3, ending balance	0	259		277
Net change in unrealized gains (losses) relating to instruments still held	0		(38)
Level 3 | US Corporate | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	3,006		3,053
Net realized/unrealized gains (losses) included in earnings	4		4
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	100		59
Purchases	60		94
Sales	(5)		(11)
Settlements	(8)		(36)
Transfers into Level 3	0		0
Transfers out of Level 3	(15)		0
Changes in Level 3, ending balance	3,143	3,006	3,163	3,053
Net change in unrealized gains (losses) relating to instruments still held	0		0
Level 3 | State and municipal | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	30		58
Net realized/unrealized gains (losses) included in earnings	0		0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	1		1
Purchases	0		0
Sales	0		0
Settlements	0		0
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Changes in Level 3, ending balance	31	30	58	58
Net change in unrealized gains (losses) relating to instruments still held	0		0
Level 3 | Mortgage and asset-backed | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	32		145
Net realized/unrealized gains (losses) included in earnings	(9)		5
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	0		(1)
Purchases	0		0
Sales	0		32
Settlements	0		3
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Changes in Level 3, ending balance	23	32		145
Net change in unrealized gains (losses) relating to instruments still held	0		0
Level 3 | Corporate - non-U.S. | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	290		337
Net realized/unrealized gains (losses) included in earnings	0		0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	4		3
Purchases	0		0
Sales	0		(49)
Settlements	0		0
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Changes in Level 3, ending balance	295	290	290	337
Net change in unrealized gains (losses) relating to instruments still held	0		0
Level 3 | Government - non-U.S. | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	0		2
Net realized/unrealized gains (losses) included in earnings	0		0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	0		0
Purchases	0		0
Sales	0		0
Settlements	0		0
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Changes in Level 3, ending balance	0	0	2	2
Net change in unrealized gains (losses) relating to instruments still held	0		0
Level 3 | U.S. Government and federal agency | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	323		266
Net realized/unrealized gains (losses) included in earnings	0		0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	(45)		26
Purchases	0		0
Sales	0		0
Settlements	(1)		(1)
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Changes in Level 3, ending balance	277	$ 323	291	$ 266
Net change in unrealized gains (losses) relating to instruments still held	$ 0		$ 0